Stockholders' Equity - The Company's and the Bank's Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Meridian Interstate Bancorp, Inc/Parent Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets)	$ 259,577	$ 237,527
Total Capital (to Risk Weighted Assets), Ratio	10.80%	11.90%
Total Capital (to Risk Weighted Assets), Minimum Capital Requirement	192,797	159,344
Total Capital (to Risk Weighted Assets), Minimum Capital Requirement, Ratio	8.00%	8.00%
Total Capital (to Risk Weighted Assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
Total capital (to Risk Weighted Assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio
Tier 1 Capital (to Risk Weighted Assets)	231,342	215,255
Tier 1 Capital (to Risk Weighted Assets), Ratio	9.60%	10.80%
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement	96,398	79,672
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement, Ratio	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets) , Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
Tier 1 Capital (to Risk Weighted Assets) , Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio
Tier 1 Capital (to Average Assets)	231,342	215,255
Tier 1 Capital (to Average Assets), Ratio	8.70%	9.70%
Tier 1 Capital (to Average Assets), Minimum Capital Requirement	105,999	88,858
Tier 1 Capital (to Average Assets), Minimum Capital Requirement, Ratio	4.00%	4.00%
Tier 1 capital (to Average Assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
Tier 1 capital (to Average Assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets)	246,100	201,113
Total Capital (to Risk Weighted Assets), Ratio	10.20%	10.20%
Total Capital (to Risk Weighted Assets), Minimum Capital Requirement	192,511	157,224
Total Capital (to Risk Weighted Assets), Minimum Capital Requirement, Ratio	8.00%	8.00%
Total Capital (to Risk Weighted Assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions	240,639	196,531
Total capital (to Risk Weighted Assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets)	217,865	178,852
Tier 1 Capital (to Risk Weighted Assets), Ratio	9.10%	9.10%
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement	96,256	78,612
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement, Ratio	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets) , Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions	144,383	117,918
Tier 1 Capital (to Risk Weighted Assets) , Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 Capital (to Average Assets)	217,865	178,852
Tier 1 Capital (to Average Assets), Ratio	8.20%	8.20%
Tier 1 Capital (to Average Assets), Minimum Capital Requirement	105,702	87,742
Tier 1 Capital (to Average Assets), Minimum Capital Requirement, Ratio	4.00%	4.00%
Tier 1 capital (to Average Assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions	$ 132,127	$ 109,678
Tier 1 capital (to Average Assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%